Tax	12 Months Ended
Dec. 31, 2020
Tax
Tax

7 Tax

	2020	2019	2018
	£m	£m	£m
Current tax
Charge for the year	(191)	(673)	(1,025)
Over provision in respect of prior years	86	122	125
	(105)	(551)	(900)
Deferred tax
Credit/(charge) for the year	251	38	(280)
(Decrease)/increase in the carrying value of deferred tax assets in respect of UK and Ireland losses	(139)	62	7
(Under)/over provision in respect of prior years	(90)	19	(35)
Tax charge for the year	(83)	(432)	(1,208)

The actual tax charge differs from the expected tax charge, computed by applying the standard rate of UK corporation tax of 19% (2019 and 2018 – 19%), as follows:

	2020	2019	2018
	£m	£m	£m
Expected tax credt/(charge)	67	(804)	(638)
Losses and temporary differences in year where no deferred tax asset recognised	(27)	(4)	(55)
Foreign profits taxed at other rates	(20)	23	(8)
Items not allowed for tax:
- losses on disposals and write-downs	(22)	(71)	(44)
- UK bank levy	(32)	(26)	(38)
- regulatory and legal actions	14	(165)	(203)
- other disallowable items	(70)	(62)	(63)
Non-taxable items:
- Alawwal bank merger gain disposal	—	215	—
- FX recycling on the liquidation of RFS Holdings	—	279	—
- other non-taxable items	28	80	47
Taxable foreign exchange movements	(3)	(1)	(27)
Losses brought forward and utilised	16	27	14
Increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	7	129	7
- Ireland losses	(146)	(67)	—
Banking surcharge	(27)	(199)	(357)
Tax on paid-in equity	61	73	67
UK tax rate change impact (1)	75	—	—
Adjustments in respect of prior years (2)	(4)	141	90
Actual tax charge	(83)	(432)	(1,208)

Notes:

(1)

The Finance Bill 2020 amended the rate of UK corporation tax to 19% for the financial year beginning 1 April 2020. This reverses the rate reduction to 17% for the financial year beginning 1 April 2020 previously enacted. Deferred tax balances previously based on the lower rate have been restated accordingly.

(2)

Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities. Current taxation balances include provisions in respect of uncertain tax positions, in particular in relation to restructuring and other costs where the taxation treatment remains subject to agreement with the relevant tax authorities.

Judgment: tax contingencies

NatWest Group’s income tax charge and its provisions for income taxes necessarily involve a degree of estimation and judgement. The tax treatment of some transactions is uncertain and tax computations are yet to be agreed with the tax authorities in a number of jurisdictions. NatWest Group recognises anticipated tax liabilities based on all available evidence and, where appropriate, in the light of external advice. Any difference between the final outcome and the amounts provided will affect current and deferred income tax charges in the period when the matter is resolved.

Deferred tax

	2020	2019
	£m	£m
Deferred tax asset	(901)	(1,011)
Deferred tax liability	291	266
Net deferred tax asset	(610)	(745)

					Tax
		Accelerated			losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	(528)	220	(159)	349	(936)	96	(958)
Implementation of IFRS16 on 1 January 2019	—	—	—	—	—	(60)	(60)
Acquisitions and disposals of subsidiaries	(1)	(1)	—	18	—	—	16
Charge/(credit) to income statement	28	(43)	41	(81)	(28)	(36)	(119)
Charge/(credit) to other comprehensive income	362	—	—	30	—	(20)	372
Currency translation and other adjustments	—	(4)	—	(1)	13	(4)	4
At 1 January 2020	(139)	172	(118)	315	(951)	(24)	(745)
Charge/(credit) to income statement	15	(234)	33	114	55	(5)	(22)
Charge/(credit) to other comprehensive income	119	—	—	51	—	(7)	163
Currency translation and other adjustments	1	(2)	—	—	(9)	4	(6)
At 31 December 2020	(4)	(64)	(85)	480	(905)	(32)	(610)

Deferred tax assets in respect of carried forward tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2020	2019
	£m	£m
UK tax losses carried forward
- NWM Plc	62	75
- NWB Plc	592	530
- RBS plc	200	150
- Ulster Bank Limited	8	15
Total	862	770
Overseas tax losses carried forward
UBI DAC	43	181
	905	951

Critical accounting policy: Deferred Tax

NatWest Group has recognised a deferred tax asset of £901 million (31 December 2019 - £1,011 million) that principally comprises losses that arose in the UK, temporary differences, and a deferred tax liability of £291 million (31 December 2019 - £266 million). This includes amounts recognised in respect of UK trading losses of £862 million (31 December 2019 - £770 million). Deferred tax assets are recognised to the extent that it is probable that there will be future taxable profits to recover them.

Judgment – NatWest Group has considered the carrying value of deferred tax assets and concluded that, based on management’s estimates, sufficient taxable profits will be generated in future years to recover recognised deferred tax assets.

Estimate -These estimates are partly based on forecast performance beyond the horizon for management’s detailed plans. They have regard to inherent uncertainties, such as Brexit, climate change, and the impact of COVID. The deferred tax asset in NWM Group is supported by way of future reversing temporary timing differences on which deferred tax liabilities are recognised at 31 December 2020.

UK tax losses – Under UK tax rules, tax losses can be carried forward indefinitely. As the recognised tax losses in NatWest Group arose prior to 1 April 2015, credit in future periods is given against 25% of profits at the main rate of UK corporation tax, excluding the Banking Surcharge 8% rate introduced by The Finance (No. 2) Act 2015. Deferred tax assets and liabilities at 31 December 2020 take into account the reduced rates in respect of tax losses and temporary differences and where appropriate, the banking surcharge inclusive rate in respect of other banking temporary differences.

NWM Plc - NWM Plc expects that the balance of recognised deferred tax asset at 31 December 2020 of £62 million (2019 - £75 million) in respect of tax losses amounting to approximately £325 million will be recovered by the end of 2027. The movement in the current financial year reflects a £22 million decrease in the carrying value of the deferred tax asset, offset by a £9m increase due to the UK tax rate change impact.

NWB Plc – A deferred tax asset of £592 million has been recognised in respect of total losses of £3,117 million. The losses arose principally as a result of significant impairment and conduct charges between 2009 and 2012 during challenging economic conditions in the UK banking sector. NWB Plc returned to tax profitability during 2015 and expects the deferred tax asset to be utilised against future taxable profits by the end of 2026.

RBS plc – A deferred tax asset of £200 million has been recognised in respect of losses of £1,053 million of total losses of £4,242 million carried forward at 31 December 2020. The losses were transferred from NatWest Markets Plc as a consequence of the ring fencing regulations. RBS plc expects the deferred tax asset to be utilised against future taxable profits by the end of 2026.

Overseas tax losses

UBI DAC – The Bank carried forward losses of £9,071 million at 31 December 2020. The losses arose principally as a result of significant impairment charges between 2008 and 2013 during challenging economic conditions in the Republic of Ireland. A deferred tax asset of £43 million has been recognised at 31 December 2020 in respect of £342 million of those total losses. The movement in the current financial year reflects a £146 million reduction in the carrying value of the deferred tax asset based on a revised economic outlook, and £:€ exchange differences. UBIDAC expects the deferred tax asset to be utilised against future taxable profits by the end of 2029.

NatWest Market N.V. (NWM N.V.) - NWM N.V. Group management did not recognise a  deferred tax asset in respect of losses carried forward at 31 December 2020 due to the implications from the wider strategic review of the NWM franchise, and the uncertainty around the consequences of Brexit on the volume and pace of transfers of business from NWM Plc and NWB Plc to NWM N.V..

Unrecognised deferred tax

Deferred tax assets of £4,965 million (2019 - £ 4,653 million; 2018 - £5,118, million) have not been recognised in respect of tax losses and other temporary differences carried forward of £ 25,091 million (2019 - £23,555 million; 2018 - £25,597 million) in jurisdictions where doubt exists over the availability of future taxable profits. Of these losses and other temporary differences, £714 million expire within five years and £4,496 million thereafter. The balance of tax losses and other temporary differences carried forward has no expiry date.

Deferred tax liabilities of £ 242 million (2019 - £ 262 million; 2018 - £257 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches. Retained earnings of overseas subsidiaries are expected to be reinvested indefinitely or remitted to the UK free from further taxation. No taxation is expected to arise in the foreseeable future in respect of held-over gains on which deferred tax is not recognised. Changes to UK tax legislation largely exempts from UK tax, overseas dividends received on or after 1 July 2009.